UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22576

Ranger Funds Investment Trust

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 1450

Dallas, TX  75201

(Address of principal executive offices)(Zip code)

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

 (Name and address of agent for service)

With Copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

(Name and address of agent for service)

Registrant's telephone number, including area code: (214) 871-5200

Date of fiscal year end: July 31

Date of reporting period: January 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Ranger Funds Investment Trust

Ranger Small Cap Fund

Institutional Class (RFISX)

Ranger Micro Cap Fund

Institutional Class (RFIMX)

SEMI-ANNUAL REPORT

JANUARY 31, 2024

(UNAUDITED)

This material must be preceded or accompanied by a prospectus.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

JANUARY 31, 2024 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings *	(% of Net Assets)
Permian Resources Corp. Class A	4.11%
WNS Holdings, Ltd. ADR	3.38%
Texas Roadhouse, Inc.	3.14%
LeMaitre Vascular, Inc.	2.98%
Qualys, Inc.	2.95%
Medpace Holdings, Inc.	2.88%
Casella Waste Systems, Inc.	2.68%
Repligen Corp.	2.65%
Workiva, Inc. Class A	2.62%
DoubleVerify Holdings, Inc.	2.58%
29.97%

Portfolio Allocation	(% of Net Assets)
Common Stocks	96.97%
Short-Term Investment	3.18%
Liabilities Less Other Assets	(0.15)%
100.00%

*Excludes Short-Term Investments.

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RANGER FUNDS INVESTMENT TRUST

RANGER MICRO CAP FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

JANUARY 31, 2024 (UNAUDITED)

   FUND PROFILE:

Top Ten Long-Term Portfolio Holdings *	(% of Net Assets)
UFP Technologies, Inc.	5.17%
LeMaitre Vascular, Inc.	5.10%
Kura Sushi USA, Inc. Class A	4.91%
PDF Solutions, Inc.	4.41%
OneSpaWorld Holdings Ltd.	4.23%
iRadimed Corp.	4.09%
Model N, Inc.	3.94%
ANI Pharmaceuticals, Inc.	3.78%
Mitek Systems, Inc.	3.77%
I3 Verticals, Inc. Class A	3.69%
43.09%

Portfolio Allocation	(% of Net Assets)
Common Stocks	95.97%
Short-Term Investment	4.34%
Liabilities Less Other Assets	(0.31)%
100.00%

*Excludes Short-Term Investment.

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RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2024 (UNAUDITED)

Shares		Value

COMMON STOCKS - 96.97%

Aerospace - 1.21%
40,375	Aersale Corp. *	$ 375,487

Apparel Retailers - 1.97%
8,525	Boot Barn Holdings, Inc. *	611,584

Banks - 5.97%
30,417	Home Bancshares, Inc.	712,974
23,219	Cadence Bank	618,090
7,376	Triumph Financial, Inc. *	521,114
		1,852,178
Biotechnology - 2.88%
3,063	Medpace Holdings, Inc. *	893,110

Building Materials: Other - 4.74%
19,492	The AZEK Co., Inc. Class A *	751,612
1,945	TopBuild Corp. *	717,958
		1,469,570
Commercial Vehicle - Equipment Leasing - 1.64%
10,723	WillScot Mobile Mini Holding Corp. Class A *	507,198

Commercial Vehicles and Parts - 1.50%
6,060	Federal Signal Corp.	466,499

Computer Services - 6.89%
4,835	Qualys, Inc. *	914,637
8,745	Workiva, Inc. Class A *	812,760
5,802	Endava PLC Class A ADR (United Kingdom) *	410,608
		2,138,005
Cosmetics - 3.44%
3,970	e.l.f. Beauty, Inc. *	633,334
35,953	Coty, Inc. Class A *	434,312
		1,067,646
Electronic Equipment: Gauges and Meters - 1.25%
4,234	Mesa Laboratories, Inc.	387,919

Food Products - 2.16%
2,430	J&J Snack Foods Corp.	386,929
12,770	Sovos Brands, Inc. *	281,578
		668,507
Food Retailers and Wholesalers - 1.97%
24,690	Grocery Outlet Holding Corp. *	611,818

Footwear - 1.67%
12,400	Steven Madden, Ltd.	519,312

Gas Distribution - 1.76%
35,655	Excelerate Energy, Inc. Class A	546,235

The accompanying notes are an integral part of these financial statements.

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RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2024 (UNAUDITED)

Shares		Value

Health Care Management Services - 1.97%
19,585	Option Care Health, Inc. *	$ 611,835

Health Care Services - 3.39%
1,075	Chemed Corp.	637,249
4,380	Amedisys, Inc. *	412,903
		1,050,152
Home Construction - 1.76%
7,986	Skyline Champion Corp. *	546,881

Home Improvement Retailers - 2.10%
4,210	SiteOne Landscape Supply, Inc. *	650,655

Medical Equipment - 5.63%
15,931	LeMaitre Vascular, Inc.	924,635
4,335	Repligen Corp. *	821,049
		1,745,684
Medical Supplies - 2.13%
5,090	Conmed Corp.	486,604
11,188	Neogen Corp. *	173,414
		660,018
Oil: Crude Producers - 5.84%
94,550	Permian Resources Corp. Class A	1,274,534
26,115	Magnolia Oil & Gas Corp. Class A	538,491
		1,813,025
Oil Equipment and Services - 1.24%
19,165	Dril-Quip, Inc. *	384,642

Pharmaceuticals - 1.12%
6,225	ANI Pharmaceuticals, Inc. *	347,480

Professional Business Support Services - 3.38%
15,113	WNS Holdings, Ltd. ADR (India) *	1,048,087

Recreational Services - 2.14%
48,660	OneSpaWorld Holdings Ltd. (Bahamas) *	663,236

Restaurants and Bars - 3.14%
7,755	Texas Roadhouse, Inc.	974,959

Semiconductors - 0.97%
2,445	Silicon Laboratories, Inc. *	301,615

Software - 12.92%
20,032	DoubleVerify Holdings, Inc. *	801,480
6,645	Guidewire Software, Inc. *	742,114
13,796	Pegasystems, Inc.	672,417
16,793	Simulations Plus, Inc.	636,455
2,220	AppFolio, Inc. Class A *	486,757
13,411	Model N, Inc. *	361,426
9,895	PDF Solutions, Inc. *	308,724
		4,009,373

The accompanying notes are an integral part of these financial statements.

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RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2024 (UNAUDITED)

Shares		Value

Specialty Chemicals - 1.41%
2,310	Quaker Chemical Corp.	$ 438,761

Specialty Retailers - 0.75%
3,840	America's Car-Mart, Inc. *	233,818

Transaction Processing Services - 2.13%
52,515	Repay Holdings Corp. Class A *	411,718
13,328	i3 Verticals, Inc. Class A *	249,767
		661,485
Trucking - 2.26%
1,555	SAIA, Inc. *	700,652

Waste and Disposal Services - 2.68%
9,725	Casella Waste Systems, Inc. Class A *	829,931

Water - 0.96%
34,337	Aris Water Solutions, Inc. Class A	298,732

TOTAL FOR COMMON STOCKS (Cost $28,333,390) - 96.97%		30,086,089

SHORT-TERM INVESTMENT - 3.18%
985,973	First American Government Obligation Fund - Class Z 5.21% ** (Cost $985,973)	985,973

TOTAL INVESTMENTS (Cost $29,319,363) - 100.15%		31,072,062

LIABILITIES LESS OTHER ASSETS - (0.15)%		(46,533)

NET ASSETS - 100.00%		$ 31,025,529

ADR - American Depositary Receipts.

* Non-income producing securities during the period.

** The rate shown represents the yield at January 31, 2024.

The accompanying notes are an integral part of these financial statements.

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RANGER FUNDS INVESTMENT TRUST

RANGER MICRO CAP FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2024 (UNAUDITED)

Shares		Value

COMMON STOCKS - 95.97%

Aerospace - 1.86%
12,160	AerSale Corp. *	$ 113,088

Apparel Retailers - 2.31%
1,955	Boot Barn Holdings, Inc. *	140,252

Auto Parts - 2.93%
10,005	Stoneridge, Inc. *	177,989

Banks - 7.85%
8,950	Business First Bancshares, Inc.	201,822
3,015	Metropolitan Bank Holding Corp. *	146,197
1,820	Triumph Financial, Inc. *	128,583
		476,602
Electronic Equipment: Control and Filter - 1.53%
2,680	NAPCO Security Technologies, Inc.	93,130

Electronic Equipment: Gauges and Meters -2.00%
1,326	Mesa Laboratories, Inc.	121,488

Electronic Equipment: Other - 2.32%
5,058	Allient, Inc.	140,916

Farming, Fishing, Ranching & Plantations - 1.48%
6,240	Vital Farms, Inc. *	89,731

Food Producers - 1.05%
2,900	Sovos Brands, Inc. *	63,945

Home Construction - 1.15%
1,340	Green Brick Partners, Inc. *	69,908

Medical Equipment - 14.73%
5,340	LeMaitre Vascular, Inc.	309,934
5,990	iRadimed Corp.	248,046
18,486	InfuSystem Holdings, Inc. *	170,626
9,739	BioLife Solutions, Inc. *	165,563
		894,169
Medical Supplies - 7.89%
1,864	UFP Technologies, Inc. *	314,103
2,080	Utah Medical Products, Inc.	164,757
		478,860
Oil: Crude Producers - 4.77%
26,115	Evolution Petroleum Corp., Inc.	146,505
5,387	SilverBow Resources, Inc. *	143,079
		289,584
Oil: Equipment and Services - 2.10%
6,346	Dril-Quip, Inc. *	127,364

The accompanying notes are an integral part of these financial statements.

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RANGER FUNDS INVESTMENT TRUST

RANGER MICRO CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2024 (UNAUDITED)

Shares		Value

Pharmaceuticals - 3.78%
4,107	ANI Pharmaceuticals, Inc. *	$ 229,253

Recreational Services - 4.23%
18,835	OneSpaWorld Holdings Ltd. (Bahamas) *	256,721

Restaurants and Bars - 4.91%
3,040	Kura Sushi USA, Inc. Class A *	298,315

Semiconductors - 1.90%
1,440	NVE Corp.	115,186

Software - 17.68%
8,590	PDF Solutions, Inc. *	268,008
8,885	Model N, Inc. *	239,451
18,190	Mitek Systems, Inc. *	229,194
4,631	Simulations Plus, Inc.	175,515
12,461	American Software, Inc. Class A	141,183
4,553	CI&T, Inc. Class A *	20,261
		1,073,612
Specialty Retailers - 1.90%
1,892	America's Car-Mart, Inc. *	115,204

Transaction Processing Services - 5.72%
11,956	I3 Verticals, Inc. Class A *	224,055
15,765	Repay Holdings Corp. Class A *	123,597
		347,652
Water - 1.88%
13,158	Aris Water Solutions, Inc. Class A	114,474

TOTAL FOR COMMON STOCKS (Cost $6,070,320) - 95.97%		5,827,443

SHORT-TERM INVESTMENT - 4.34%
263,198	First American Government Obligation Fund - Class Z 5.21% ** (Cost $263,198)	263,198

TOTAL INVESTMENTS (Cost $6,333,518) - 100.31%		6,090,641

LIABILITIES LESS OTHER ASSETS - (0.31)%		(18,617)

NET ASSETS - 100.00%		$ 6,072,024

* Non-income producing securities during the period.

** The rate shown represents the yield at January 31, 2024.

The accompanying notes are an integral part of these financial statements.

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RANGER FUNDS INVESTMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

JANUARY 31, 2024 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

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RANGER FUNDS INVESTMENT TRUST

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2024 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

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RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 10

RANGER FUNDS INVESTMENT TRUST

RANGER MICRO CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

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RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT THE YEAR/PERIOD.

(Unaudited) Six Months Ended 1/31/2024	Years Ended 7/31/2023	7/31/2022	7/31/2021	7/31/2020	7/31/2019
Net Asset Value, At Beginning of Year/Period	$ 17.97	$ 17.31	$ 24.20	$ 18.33	$ 17.87	$ 19.68
Income (Loss) From Investment Operations:						
Net Investment Loss *	(0.03)	(0.07)	(0.12)	(0.17)	(0.11)	(0.08)
Net Gain (Loss) On Securities (Realized And Unrealized)	(0.29)	1.30	(4.49)	7.47	1.68	0.55
Total From Investment Operations	(0.32)	1.23	(4.61)	7.30	1.57	0.47
Distributions:						
Realized Gains	(1.08)	(0.57)	(2.28)	(1.43)	(1.11)	(2.28)
Total From Distributions	(1.08)	(0.57)	(2.28)	(1.43)	(1.11)	(2.28)
Net Asset Value, At End Of Year/Period	$ 16.57	$ 17.97	$ 17.31	$ 24.20	$ 18.33	$ 17.87
Total Return **	(2.03)% (d)	7.80%	(21.29)%	40.81%	9.26%	5.70%
Ratios/Supplemental Data:						
Net Assets At End Of Year/Period (Thousands)	$ 31,026	$ 31,624	$ 33,104	$ 41,688	$ 25,375	$ 25,841
Before Waivers						
Ratio Of Expenses To Average Net Assets	1.69% (a) (c)	1.49% (a)	1.40% (a)	1.40% (a)	1.42%	1.39%
After Waivers						
Ratio Of Expenses To Average Net Assets	1.15% (b) (c)	1.15% (b)	1.14% (b)	1.11% (b)	1.10%	1.10%
Ratio Of Net Investment Loss To Average Net Assets	(0.38)% (c)	(0.43)%	(0.57)%	(0.80)%	(0.66)%	(0.47)%
Portfolio Turnover	21.82% (d)	59.26%	31.38%	42.49%	58.92%	67.07%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Expenses before waivers (excluding shareholder servicing fees of 0.05%, 0.06%, 0.04% and 0.01%) was 1.64%, 1.44%, 1.36% and 1.39%, for the six months ended January 31, 2024 and the years ended July 31, 2023, 2022 and 2021, respectively.

(b) Expenses after waivers (excluding shareholder servicing fees of 0.05%, 0.06%, 0.04% and 0.01%) was 1.10%, 1.10%, 1.10% and 1.10%, for the six months ended January 31, 2024 and the years ended July 31, 2023, 2022 and 2021, respectively.

(c) Annualized

(d) Not annualized

The accompanying notes are an integral part of these financial statements.

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RANGER FUNDS INVESTMENT TRUST

RANGER MICRO CAP FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT THE YEAR/PERIOD.

(Unaudited) Six Months Ended 1/31/2024	Years Ended 7/31/2023	7/31/2022	7/31/2021	7/31/2020	7/31/2019
Net Asset Value, At Beginning of Year/Period	$ 7.40	$ 9.53	$ 19.42	$ 10.97	$ 10.45	$ 9.99
Income (Loss) From Investment Operations:						
Net Investment Loss *	(0.02)	(0.04)	(0.09)	(0.15)	(0.09)	(0.10)
Net Gain (Loss) On Securities (Realized And Unrealized)	(1.14)	0.78	(1.35)	8.60	0.61	0.59
Total From Investment Operations	(1.16)	0.74	(1.44)	8.45	0.52	0.49
Distributions:						
Realized Gains	(0.05)	(2.87)	(8.45)	-	-	(0.03)
Total From Distributions	(0.05)	(2.87)	(8.45)	-	-	(0.03)
Net Asset Value, At End Of Year/Period	$ 6.19	$ 7.40	$ 9.53	$ 19.42	$ 10.97	$ 10.45
Total Return **	(15.73)% (d)	15.93%	(15.84)%	77.03%	4.98%	4.99%
Ratios/Supplemental Data:						
Net Assets At End Of Year/Period (Thousands)	$ 6,072	$ 6,974	$ 13,628	$ 15,635	$ 17,821	$ 17,635
Before Waivers						
Ratio Of Expenses To Average Net Assets	2.57% (a) (c)	2.30% (a)	1.88% (a)	1.81% (a)	1.74%	1.78%
After Waivers						
Ratio Of Expenses To Average Net Assets	1.53% (b) (c)	1.53% (b)	1.51% (b)	1.50% (b)	1.50%	1.50%
Ratio Of Net Investment Loss To Average Net Assets	(0.52)% (c)	(0.50)%	(0.77)%	(1.01)%	(0.89)%	(0.97)%
Portfolio Turnover	16.67% (d)	35.70%	26.88%	56.25%	45.96%	54.29%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Expenses before waivers (excluding shareholder servicing fees of 0.03%, 0.03%, 0.01% and less than 0.01%) was 2.54%, 2.27%, 1.87% and 1.80%, for the six months ended January 31, 2024 and the years ended July 31, 2023, 2022 and 2021, respectively.

(b) Expenses after waivers (excluding shareholder servicing fees of 0.03%, 0.03%, 0.01% and less than 0.01%) was 1.50%, 1.50%, 1.50%  and 1.50%, for the six months ended January 31, 2024 and the years ended July 31, 2023, 2022 and 2021, respectively.

(c) Annualized

(d) Not annualized

The accompanying notes are an integral part of these financial statements.

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RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2024 (UNAUDITED)

Note 1. Organization

Ranger Funds Investment Trust (the “Trust”), is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The affairs of the Trust are managed by the Trust’s Board of Trustees (the “Board” or “Trustees”). The Trust was organized on June 21, 2011, as a Delaware Statutory Trust. The Trust currently offers shares of beneficial interest (“shares”) of two series: Ranger Small Cap Fund and Ranger Micro Cap Fund (each a “Fund” and collectively the “Funds”). Ranger Small Cap Fund (“Small Cap Fund”) is a diversified portfolio with an investment objective to seek long-term capital appreciation. Ranger Micro Cap Fund (“Micro Cap Fund”) is a diversified portfolio with an investment objective to seek long-term capital appreciation. Each Fund has Institutional Class Shares and Investor Class Shares; however, the Funds do not currently offer their Investor Class shares for sale. The Declaration of Trust permits the Board to create additional funds and share classes.

Ranger Investment Management, L.P. (“Ranger Investment”) serves as investment adviser to Small Cap Fund and Micro Cap Fund. Ranger Investment is referred to as the “Adviser.”

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including Accounting Standards Updated 2013-08.

Trust expenses for the Funds are allocated based on their relative net assets within the Trust or allocated based on the number of Funds within the Trust.

Security Valuations: All investments in securities are recorded at their estimated fair value, as described in Note 4.

Federal Income Taxes: The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as “regulated investment companies” (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for

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RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2024 (UNAUDITED)

unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2019-2022) or expected to be taken in the Funds’ 2023 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended January 31, 2024, the Funds did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. For financial reporting purposes the treatment of distributions made to shareholders during the year from net investment income, net realized capital, or return of capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment transactions and related investment income: The Funds record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The amounts may subsequently be reclassified upon receipt of information from the issuer.

Share Valuation: The net asset value per share of each class of shares for Small Cap Fund and Micro Cap Fund are calculated daily by dividing the total value of each Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of Small Cap Fund and Micro Cap Fund is equal to the net asset value per share.

Share Class Accounting: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to each respective share class of the respective

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RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2024 (UNAUDITED)

Fund on the basis of the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Each class of shares has proportionate rights as to assets of the respective Funds, and the classes are identical except for ongoing distribution fees. Investor Class shares are subject to distribution fees, whereas Institutional Class shares are not. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

Guarantees and Indemnifications: In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be remote.

Note 3. Risks

Micro, Small and Medium Capitalization Risk: Micro, small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of micro, small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions than large capitalization companies. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate, and may offer greater potential for losses.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Micro Cap Fund: An investment in the Micro Cap Fund is subject to a variety of risks, including the possible loss of investment capital. Additional risks associated with the Micro Cap Fund include, but are not limited to:

Micro Cap Company Risk; Equity Market Risk: Equity markets can be volatile and the prices of common stocks can fluctuate significantly. In addition, the Micro Cap Fund portfolio invests in micro capitalization companies, which may be subject to more abrupt or erratic market movements than those of larger, more established companies.

Liquidity Risk: Some micro cap securities may have few market-makers and low trading volume, which can increase transaction costs and may make it difficult or impossible for the Micro Cap Fund to dispose of a security position at all or at a price which represents current or fair market value.

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RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2024 (UNAUDITED)

A number of other risks are associated with an investment in the Micro Cap Fund, including: issuer specific risks, liquidity risks, and risks associated with the Adviser’s judgment. Greater detail on each of the above stated risks may be found in the Micro Cap Fund’s prospectus.

Small Cap Fund: An investment in the Small Cap Fund is subject to a variety of risks, including the possible loss of investment capital. Additional risks associated with the Small Cap Fund include, but are not limited to:

Small Cap Company Risk: Equity Market Risk: Equity markets can be volatile and the prices of common stocks can fluctuate significantly. In addition, the Small Cap Fund portfolio invests in small capitalization companies, which may be subject to more abrupt or erratic market movements than those of larger, more established companies.

Liquidity Risk: Some small cap securities may have few market-makers and low trading volume, which can increase transaction costs and may make it difficult or impossible for the Small Cap Fund to dispose of a security position at all or at a price which represents current or fair market value.

A number of other risks are associated with an investment in the Small Cap Fund, including: issuer specific risks, liquidity risks, and risks associated with the Adviser’s judgment. Greater detail on each of the above stated risks may be found in the Small Cap Fund’s prospectus.

Note 4. Security Valuations

In computing net asset value, portfolio securities of the Funds are generally valued at their current market values determined on the basis of readily available market quotations, when available. If market quotations are not readily available, securities are valued at fair value as determined in good faith by the Adviser, in its capacity as the Board’s valuation designee, pursuant to Rule 2a-5 under the 1940 Act. As a general matter, fair value represents the amount that a Fund could reasonably expect to receive if such Fund’s investment in the security were sold at the time of valuation. The Adviser may utilize third parties to assist the Adviser in its capacity as valuation designee available at the time the valuation is made and that the Adviser believes to be reliable. The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

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RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2024 (UNAUDITED)

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including ADRs) - Equity securities are valued by using market quotations furnished by a pricing service when the valuation designee believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a Level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as a Level 2 security. When market quotations are not readily available, when the valuation designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when illiquid securities are being valued, such securities are valued at fair value as determined by the valuation designee in good faith, in accordance with guidelines adopted by and subject to review of the Board and are categorized as Level 3.

Money market funds are generally priced at the ending net asset value (“NAV”) provided by the service agent of the Funds. These securities will be classified as Level 1 of the value hierarchy.

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RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2024 (UNAUDITED)

The following table presents information about the Small Cap Fund’s investments measured at fair value as of January 31, 2024:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$30,086,089	$ -	$ -	$30,086,089
Short-Term Investment	985,973	-	-	985,973
Total	$31,072,062	$ -	$ -	$31,072,062

The following table presents information about the Micro Cap Fund’s investments measured at fair value as of January 31, 2024:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$5,827,443	$ -	$ -	$5,827,443
Short-Term Investment	263,198	-	-	263,198
Total	$6,090,641	$ -	$ -	$6,090,641

The Funds did not hold any Level 2 or Level 3 assets as of January 31, 2024. Therefore a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable. For more detail on the investments, please refer to the Schedules of Investments. The Funds also did not have transfers into or out of Level 1, Level 2 or Level 3 during the six months ended January 31, 2024.

Note 5. Investment Advisory Fee and Other Transactions with Affiliates

Pursuant to the Management Agreement (“Management Agreement”) between the Adviser and the Trust, Ranger Investment is entitled to investment advisory fees, computed daily and payable monthly, of 1.00% per annum of the average daily net assets of Small Cap Fund and 1.25% per annum of the average daily net assets of Micro Cap Fund. For the six months ended January 31, 2023, the Adviser earned $153,253 and $38,270, from the Small Cap Fund and Micro Cap Fund, respectively. For the six months ended January 31, 2024, the Adviser waived $82,201 and $31,875 in fees from the Small Cap Fund and Micro Cap Fund, respectively. At January 31, 2024, the Adviser was owed $32,706 and $368 from the Small Cap Fund and Micro Cap Fund, respectively.

Ranger Investment has entered into an Expense Limitation Agreement with the Trust (the “Expense Limitation Agreement”), whereby the Adviser has agreed to reduce its fees and reimburse expenses so that the net annual operating expenses (exclusive of any Rule 12b-1 distribution or shareholder service fees, taxes, interest, brokerage commissions, Acquired Fund Fees and Expenses, or extraordinary expenses such as litigation) of Small Cap Fund and Micro Cap Fund will not exceed 1.10% and 1.50%, respectively, of average daily net assets until November 30, 2024. The Adviser may recoup any waived or reimbursed amount from each respective Fund pursuant to the Expense Limitation Agreement if such reimbursement does not cause the respective Fund to exceed existing expense limitations and the reimbursement is made within three years after the respective adviser incurred the expenses. As of July 31, 2023, Ranger Investment is entitled to recapture $313,246 in expenses pursuant to the Expense Limitation Agreement from the

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RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2024 (UNAUDITED)

Small Cap Fund and $157,134 in expenses pursuant to the Expense Limitation Agreement from the Micro Cap Fund.

Fiscal Year Ended	Recoverable Through	Small Cap Fund	Micro Cap Fund
July 31, 2021	July 31, 2024	$ 95,946	$ 51,302
July 31, 2022	July 31, 2025	$ 98,094	$ 52,962
July 31, 2023	July 31, 2026	$ 119,206	$ 52,870
		$ 313,246	$ 157,134

Effective January 1, 2022, pursuant to the Management Services Agreement between Ranger Shared Services, LLC and the Trust, Ranger Shared Services, LLC is entitled to administrative fees, computed daily and payable monthly, of 0.10% per annum of the average daily net assets of Small Cap Fund and Micro Cap Fund. Effective January 1, 2023, the rate was changed to 0.05% per annum. Ranger Shared Services, LLC is also entitled to operation service fees of $5,000 annually per Fund. Effective October 5, 2023, the Management Services Agreement with Ranger Shared Services, LLC terminated, and the Trust entered into a substantially similar (with the same fees) Management Services Agreement with Ranger Asset Management Company, LLC. For the period August 1, 2023 through October 4, 2023, Ranger Shared Services, LLC earned fees of $3,570 for the Small Cap Fund and $1,429 for the Micro Cap Fund. For the period October 5, 2023 through January 31, 2024, Ranger Asset Management Company, LLC earned fees of $6,537 for the Small Cap Fund and $2,616 for the Micro Cap Fund.

Each Trustee who is not affiliated with the Trust and/or the Adviser will receive an annual fee of $2,500, as well as reimbursement for any reasonable expenses incurred attending the meetings. The “interested person” who serves as Trustee of the Trust receives no compensation for his services as a Trustee. None of the executive officers receive compensation from the Trust.

Note 6. Agreements

Transfer Agent Agreement and Accounting Services Agreement: Mutual Shareholder Services, LLC (“MSS”) serves as Transfer Agent to each Fund, pursuant to a Transfer Agent Agreement with the Trust. Under the Transfer Agent Agreement, MSS provides all of the customary services of a transfer agent and dividend disbursing agent.

In addition, MSS provides accounting services to the Funds pursuant to an Accounting Services Agreement with the Trust. As such, MSS provides all necessary administration, bookkeeping and pricing services to each Fund.

12b-1 Plan and Distribution Agreement: The Trust, on behalf of the Funds, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits Investor Class shares of each Fund to pay for certain distribution and promotion expenses related to marketing shares of the Fund. The amount payable annually by each Fund’s Investor Class is 0.25% of its respective average daily net assets. Institutional Class shares of the

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RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2024 (UNAUDITED)

Funds are not subject to a 12b-1 fee and do not have a Rule 12b-1 plan. Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares.

Arbor Court Capital, LLC (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Trust pursuant to a distribution agreement with the Trust (the "Distribution Agreement"). The Trust and the Adviser are not affiliated with the Distributor.

Shareholder Servicing Fees:  In March 2021, The Board, on behalf of the Funds, has approved that each Fund could annually pay up to 0.15% of the Fund assets for shareholder servicing expenses.

Note 7. Capital Share Transactions

At January 31, 2024, there were unlimited shares authorized at no par value for the Trust (which includes the Small Cap Fund and Micro Cap Fund). The following table summarizes transactions in capital for each respective period or year:

Small Cap Fund – Institutional Class	Six Months Ended January 31, 2024		Year Ended July 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	191,881	$ 3,285,163	758,168	$12,098,414
Shares Reinvested	75,801	1,315,901	59,013	872,215
Shares Redeemed	(154,810)	(2,476,351)	(969,210)	(16,221,215)
Net Increase (Decrease)	112,872	$ 2,124,713	(152,029)	$(3,250,586)

Micro Cap Fund – Institutional Class	Six Months Ended January 31, 2024		Year Ended July 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	70,934	$ 464,321	82,719	$ 693,207
Shares Reinvested	7,111	47,144	337,650	1,968,499
Shares Redeemed	(39,170)	(243,523)	(907,276)	(8,242,034)
Net Increase (Decrease)	38,875	$ 267,942	(486,907)	$ (5,580,328)

The Small Cap Fund and Micro Cap Fund have not issued Investor Class shares.

Note 8. Investments

Small Cap Fund

For the six months ended January 31, 2024, the cost of purchases and the proceeds from sales, other than U.S. Government securities and short-term securities, aggregated $6,620,848 and $6,416,935, respectively.

Micro Cap Fund

For the six months ended January  31, 2024, the cost of purchases and the proceeds from sales, other than U.S. Government securities and short-term securities, aggregated $1,236,364 and $987,270, respectively.

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RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2024 (UNAUDITED)

Note 9. Federal Income Taxes

Small Cap Fund

During the six months ended January 31, 2024, a long-term capital gain distribution of $ 1.084743 per share was paid on December 27, 2023, for shareholders on record as of December 26, 2023, for a total distribution of $1,946,692.

The tax character of distributions paid during the six months ended January 31, 2024, was as follows:

       Capital Gain

$ 1,946,692

During the year ended July 31, 2023, a long-term capital gain distribution of $0.566958 per share was paid on December 28, 2022, for shareholders on record as of December 27, 2022, for a total distribution of $1,202,235.

The tax character of distributions paid during the year ended July 31, 2023, was as follows:

       Capital Gain

$ 1,202,235

As of July 31, 2023, for federal tax purposes the total investment aggregate cost is $29,802,287, the gross unrealized appreciation is $4,804,143 and the gross unrealized depreciation is $2,883,181 resulting in net unrealized appreciation of $1,920,962. The difference between book basis and tax basis unrealized appreciation/ (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales. As of July 31, 2023, for tax purposes the Small Cap Fund’s accumulated undistributed capital gains is $1,946,690. Additionally, the Small Cap Fund has elected to defer late year ordinary losses of $104,601. These losses are deemed to arise on the first day of the following fiscal year. Small Cap Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. In addition, Small Cap Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Accordingly, during the year ended July 31, 2023, amounts have been reclassified to reflect an increase in paid in capital of $276,475, and a corresponding decrease in distributable earnings of $276,475, which primarily resulted from equalization and net operating losses. The total distributable earnings for the Small Cap Fund are $3,763,052.

Micro Cap Fund

During the six months ended January 31, 2024, a long-term capital gain distribution of $0.049498   per share was paid on December 27, 2023, for shareholders on record as of December 26, 2023, for a total distribution of $47,144.

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RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2024 (UNAUDITED)

The tax character of distributions paid during the six months ended January 31, 2024, was as follows:

       Capital Gain          $ 47,144

During the year ended July 31, 2023, a long-term capital gain distribution of $2.874062 per share was paid on December 28, 2022, for shareholders on record as of December 27, 2022, for a total distribution of $1,968,499.

The tax character of distributions paid during the year ended July 31, 2023, was as follows:

       Capital Gain      $ 1,968,499

As of July 31, 2023, for federal tax purposes the total investment aggregate cost is $6,477,820, the gross unrealized appreciation is $1,525,225 and the gross unrealized depreciation is $990,983 resulting in net unrealized appreciation of $534,242. The difference between book basis and tax basis unrealized appreciation/ (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales. As of July 31, 2023, for tax purposes the Micro Cap Fund’s accumulated undistributed capital gains is $0 and its other temporary losses is $2,890. Additionally, the Micro Cap Fund has elected to defer late year ordinary losses of $25,539. These losses are deemed to arise on the first day of the following fiscal year. Micro Cap Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. In addition, Micro Cap Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Accordingly, during the year ended July 31, 2023, amounts have been reclassified to reflect an increase in paid in capital of $428,947, and a corresponding decrease in distributable earnings of $428,947, which primarily resulted from equalization and net operating losses. The total distributable earnings for the Micro Cap Fund are $506,107.

Note 10. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of January 31, 2024, Charles Schwab & Co., Inc. held in omnibus accounts for the benefit of others, approximately 47.92% of the voting securities of the Small Cap Fund and may be deemed to control the Small Cap Fund. As of January 31, 2024, R. E. Smith Sub S Trust held approximately 30.47% of the voting securities of the Small Cap Fund and may be deemed to control the Small Cap Fund. However, the above ownership does not constitute control with respect to the Securities and Exchange Commission’s (“SEC's”) auditor independence rules as they are not beneficial owners with significant influence over the Funds.

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RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2024 (UNAUDITED)

Note 11. Market Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Note 12. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has noted no such events required adjustment or disclosure.

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RANGER FUNDS INVESTMENT TRUST

EXPENSE ILLUSTRATION

JANUARY 31, 2024 (UNAUDITED)

  Expense Example

As a shareholder of the Funds, you incur ongoing costs, which typically consist of management fees, service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period, August 1, 2023 through January 31, 2024 for Ranger Small Cap Fund and Ranger Micro Cap Fund.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Ranger Small Cap Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2023	January 31, 2024	August 1, 2023 to January 31, 2024

Actual	$1,000.00	$ 979.71	$5.72
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.36	$5.84

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

a. Annualized expense ratio excluding shareholder servicing fees of 0.05% was 1.10%.

Ranger Micro Cap Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2023	January 31, 2024	August 1, 2023 to January 31, 2024

Actual	$1,000.00	$ 842.73	$7.09
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.44	$7.76

* Expenses are equal to the Fund's annualized expense ratio of 1.53%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

a. Annualized expense ratio excluding shareholder servicing fees of 0.03% was 1.50%.

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RANGER FUNDS INVESTMENT TRUST

TRUSTEES & OFFICERS

JANUARY 31, 2024 (UNAUDITED)

Information about Trustees and Officers who are “interested persons” of the Trust as defined under the 1940 Act, and each officer of the Trust, including their principal occupations during the past five years, is as follows:

Name, Address[1] and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Jason Christopher Elliott Year of Birth: 1970	Trustee, Chairman (since September 2011)	Manager, Ranger Capital Group, L.L.C. (2005-2022).	2	None
Kenneth Scott Canon Year of Birth: 1962	President (since September 2011)	President & CEO, Ranger Asset Management Company, LLC (10/2023 – present); President, Ranger Capital Group Holdings, L.P. (2001 – present)).	N/A	N/A
Wesley McDowell Year of Birth: 1985	Chief Compliance Officer and Secretary (since September 2021)

General Counsel & CCO, Ranger Asset Management Company, LLC (10/2023 – present); General Counsel, Ranger Capital Group Holdings, L.P. (8/2021-present); CCO, Ranger Capital Group Holdings, L.P. (1/2021-present); Associate Attorney, Ranger Capital Group Holdings, L.P. (4/2017-8/2021).

			N/A	N/A
Joseph W. Thompson Year of Birth: 1959	Treasurer/Chief Financial Officer (2011-2021 and August 2023 - Present)	COO/CFO, Ranger Asset Management Company, LLC (10/2023 – present); COO/CFO, Ranger Capital Group Holdings, L.P. (2002 – 8/2021).	N/A	N/A

1 Unless otherwise noted, the address of each Trustee and Officer is c/o Ranger, 1845 Woodall Rodgers, Suite 1000, Dallas, Texas 75201.

* The term of office for each Trustee and Officer listed above will continue indefinitely.

** The term “Fund Complex” refers to Ranger Funds Investment Trust.

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RANGER FUNDS INVESTMENT TRUST

TRUSTEES & OFFICERS (CONTINUED)

JANUARY 31, 2024 (UNAUDITED)

Information about Trustees who are not “interested persons” of the Trust as defined under the 1940 Act, including their principal occupations during the past five years, is as follows:

Name, Address* and Year of Birth	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Curtis A. Hite Year of Birth: 1969	Independent Trustee (since September 2011)	CEO, Improving Holdco, Inc. (since July 2018) and CEO, Improving Holdings LLC (2007- July 2018), a technology consulting company	2	None
Larrie A. Weil Year of Birth: 1944	Independent Trustee, (since November 2020)	Principal, Weil Capital Advisors (since 2011)	2	None

* The address for each Trustee is c/o Ranger, 1845 Woodall Rodgers, Suite 1000, Dallas, Texas 75201.

** The term of office for each Trustee and Officer listed above will continue indefinitely.

** *The term “Fund Complex” refers to Ranger Funds Investment Trust.

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RANGER FUNDS INVESTMENT TRUST

ADDITIONAL INFORMATION

JANUARY 31, 2024 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (866) 458-4744 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT.  The Funds’ first and third fiscal quarters end on April 30 and October 31. The Funds’ Form N-PORT’s are available on the SEC’s website at http://sec.gov.  You may also obtain copies by calling the Funds at 1-866-458-4744.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 1-866-458-4744.

Liquidity Program

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, each respective Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended January 31, 2024, the Trust's Liquidity Program Administrator ("LPA") and the Board reviewed the Funds’ investments and they determined that, generally, the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements.  Accordingly, the Board and the LPA concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Renewal of Advisory Agreements

The Board considered the renewal of an advisory agreement with Ranger Investment Management, LP (“Ranger Investment”), Small Cap Fund's and Micro Cap Fund’s investment adviser at a meeting held September 25, 2023. The Trustees review included, but was not limited to the following factors: (i) the investment performance of the Funds and Ranger Investment; (ii) the nature, extent and quality of the services provided by Ranger Investment to the Funds; (iii) the cost of the services to be provided and the profits to be realized by Ranger Investment and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale to the benefit of each Fund’s shareholders. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the advisory agreements.

Small Cap Fund and Micro Cap Fund – Agreement with Ranger Investment Management, LP

The Trustees reviewed the advisory agreement and 15(c) questionnaire materials supplied by Ranger Investment regarding its advisory agreement with the Trust on behalf of Small Cap Fund and Micro Cap Fund.

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RANGER FUNDS INVESTMENT TRUST

ADDITIONAL INFORMATION (CONTINUED)

JANUARY 31, 2024 (UNAUDITED)

Nature, Extent and Quality of Services.  The Board considered the depth, collective experience and capabilities of the personnel employed by Ranger Investment, including eight investment professionals, including portfolio managers, analysts and traders, as well as various operations, sales, marketing and compliance professionals to support the Funds.  The Board acknowledged its long-standing relationship and experience in working with Ranger Investment’s personnel, noting that management had always been responsive to the Board and its requests for information. The Board expressed satisfaction with Ranger Investment’s research, management and security selection processes, noting a continued collaborative approach to decision making and a bottom-up, fundamental research driven security selection process. The Board acknowledged Ranger Investment’s approach to decision making, risk management and stock selection over the life of the Funds noting the various factors involved in security selection and research. The Board considered Ranger Investment’s operations and compliance teams, risk management and monitoring methods, noting that investment limits and restrictions are monitored daily and that Ranger Investment’s CCO works with the investment team to ensure the Funds remain in compliance. The Board discussed Ranger Investment’s broker-dealer selection, noting that it utilized best execution practices to evaluate execution and service quality and operational proficiency. The Board noted that Ranger Investment had not been involved in any regulatory exams or litigation since the last approval of its management agreement with the Funds. The Trustees considered various documents that Ranger Investment had supplied in its response, including ADV Parts 1 and 2, the proxy voting policy and compliance policies and procedures.  The Board concluded that Ranger Investment continued to provide effective and quality services to each Fund and the shareholders.

Performance.

Small Cap. The Trustees reviewed Small Cap’s performance over various periods through July 31, 2023.  The Trustees noted that Small Cap had outperformed its Morningstar category (Small Growth) for the 1-year, 3-year, 5-year and 10-year periods. The Trustees further noted that the Small Cap had outperformed the Russell 2000 Growth Index over the 5-year, 10-year and since inception periods ending July 31, 2023, but had underperformed the index over the 1-year and 3-year periods ended July 31, 2023. The Trustees noted that Small Cap had underperformed its peer group average over all periods presented through July 31, 2023.  The Trustees considered Ranger Investment’s explanation for Small Cap’s underperformance relative to the peer group average and recent relative underperformance in comparison with Small Cap’s index, discussed performance contributors and detractors and considered the composition of the peer group funds relative to Small Cap. The Trustees considered Ranger Investment’s commitment to fundamental, bottom-up approach to investing and Small Cap’s current positioning.  The Trustees determined that Small Cap’s performance was not unreasonable.

Micro Cap. The Trustees reviewed Micro Cap’s performance over various periods through July 31, 2023. The Trustees noted that Micro Cap had outperformed its Morningstar category (Small Growth), its benchmark (Russell Microcap Growth Index), and its peer group average for the 1-year, 3-year, 5-year and inception-to-date periods through July 31, 2023. The Trustees considered Ranger Investment’s explanation about the factors impacting Micro Cap’s strong relative performance, noting that Ranger Investment’s focus on fundamental factors continued to benefit Micro Cap. The Trustees considered that Micro Cap had shown strong performance and determined that Micro Cap’s performance was not unreasonable.

Fees and Expenses

Small Cap. The Trustee’s noted that Ranger Investment’s advisory fee for Small Cap is 1.00% before waiver and 0.66% after waiver, further noting that Ranger Investment contractually agreed to limit the Fund’s total operating expenses to 1.10% through November 30, 2024. The Trustee compared the advisory fee to that of Small Cap’s peer group and Morningstar category and noted that although the advisory fee (before waivers) was higher than the peer group average of 0.85% and the Morningstar category average of 0.81%, Small Cap’s advisory fee was within the range of both.

Semi-Annual Report | 29

RANGER FUNDS INVESTMENT TRUST

ADDITIONAL INFORMATION (CONTINUED)

JANUARY 31, 2024 (UNAUDITED)

The Trustees considered that Small Cap’s net expense ratio of 1.14% was higher than the average expense ratio of the peer group and the Morningstar category of 0.99% and 0.98%, respectively. The Board further observed that Small Cap’s fees were higher than the fees that Ranger Investment charged to its separately managed accounts with similar strategies, noting that on average, these accounts were significantly larger than Small Cap and required fewer services. The Trustees reviewed the composition of the funds included in Small Cap’s peer group, noting that each fund included in the peer group had significantly higher assets relative to Small Cap, which may be a contributing factor to Small Cap’s higher expense ratio.  After further discussion, the Trustees concluded that Small Cap’s advisory fee and expenses were not unreasonable.

 Micro Cap. The Trustees noted that Ranger Investment’s advisory fee for Micro Cap was 1.25% before waiver and 0.48% after waiver, further noting that Ranger Investment contractually agreed to limit the Fund’s total operating expenses to 1.50% through November 30, 2024.  The Trustees compared Micro Cap’s advisory fee to that of a peer group and Morningstar category and noted that the advisory fee (before waivers) was higher than the peer group average of 1.08% and the Morningstar category average of 0.83%, but within the range of both. The Trustees further considered that Micro Cap’s net expense ratio was higher than the average expense ratio of the peer group (1.28%) and the Morningstar category (0.98%), but within the range of both.  The Trustees reviewed the funds included in Micro Cap’s peer group and reviewed the Morningstar category noting  Ranger Investment’s explanation for the Micro Cap’s higher than average advisory fees and expenses being partially attributable to larger assets within the peer group and Morningstar not offering a separate microcap category and that microcap funds tend to have higher advisory fees and expense ratios relative to small cap funds, as presented in the Morningstar category.  After further discussion, the Trustees concluded that Micro Cap’s advisory fee and expenses were not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Ranger Investment for each of the Funds. The Board observed that Ranger Investment reported a reasonable profit with respect to Small Cap and a modest loss with respect to the advisory services it provides to Micro Cap.  The Board considered other factors cited by Ranger Investment to support the overall level of profit, including, without limitation, ongoing investments in the Funds’ strategies and the increasing compliance costs and resources required for such strategies. The Board concluded that Ranger Investment’s overall profitability with respect to each Fund was not excessive.

Economies of Scale. The Trustees discussed economies of scale for Small Cap and Micro Cap, noting that neither Fund had yet achieved significant growth or the resulting economies of scale.  The Trustees noted that Ranger Investment believed that the current fees are both competitive and appropriate given the current size of the mandate and the servicing requirements for the Funds and that Ranger Investment did not have any immediate plans to reconsider the fee structure of Small Cap or Micro Cap.  After a discussion, the Trustees agreed that this was reasonable based on current circumstances.

Conclusion. Having requested and received such information from Ranger Investment as the Board believed to be reasonably necessary to evaluate the terms of the management agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the management agreement was in the best interests of the Trust and shareholders of Small Cap and Micro Cap.

Semi-Annual Report | 30

Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 342 N. Water St., Suite 830, Milwaukee, WI 53202	Legal Counsel	Thompson Hine LLP 41 South High Street Suite 1700 Columbus, OH 43215
Custodian	U.S. Bank National Association 425 Walnut St., 6th Floor Cincinnati, OH 45202	Transfer Agent	Mutual Shareholder Services LLC 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147
Distributor	Arbor Court Capital, LLC 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147	Investment Adviser	Ranger Investment Management L.P. 8115 Preston Road, Suite 590 Dallas, TX 75225

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of January 31, 2024, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.  Applies to closed-end funds only.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ranger Funds Investment Trust

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date April 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date April 5, 2024

By /s/ Pete Carlsen

     Pete Carlsen

     Treasurer and Chief Financial Officer (Principal Financial Officer)

Date April 5, 2024